Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

15.	Debt

The carrying value of our long-term debt at December 31, 2015 and 2014 was as follows:

(Millions)	2015	2014
Senior notes, 6.125%, due 2015 (1)	$—	$229.3
Senior notes, 5.95%, due 2017	402.4	418.3
Senior notes, 1.75%, due 2017	249.6	249.2
Senior notes, 1.5%, due 2017	499.1	498.6
Senior notes, 2.2%, due 2019	374.8	374.7
Senior notes, 3.95%, due 2020	746.0	745.2
Senior notes, 5.45%, due 2021	674.9	688.6
Senior notes, 4.125%, due 2021	496.2	495.5
Senior notes, 2.75%, due 2022	988.4	986.8
Senior notes, 3.5%, due 2024	747.2	746.9
Senior notes, 6.625%, due 2036	769.9	769.8
Senior notes, 6.75%, due 2037	530.8	530.7
Senior notes, 4.5%, due 2042	481.4	480.8
Senior notes, 4.125%, due 2042	493.1	492.8
Senior notes, 4.75%, due 2044	374.2	374.1
Total long-term debt	7,828.0	8,081.3
Less current portion of long-term debt	—	229.3
Total long-term debt, less current portion	$7,828.0	$7,852.0

(1)	The 6.125% senior notes were repaid in January 2015. These notes were classified as current in the consolidated balance sheet at December 31, 2014.

At December 31, 2015, we did not have any commercial paper outstanding. At December 31, 2014, we had $500 million of commercial paper outstanding with a weighted-average interest rate of .30%.

We paid $338 million, $379 million and $364 million in interest in 2015, 2014 and 2013, respectively.

We are a member of the FHLBB, and as a member we have the ability to obtain cash advances, subject to certain minimum collateral requirements. Our maximum borrowing capacity available from the FHLBB at December 31, 2015 was $824 million. At both December 31, 2015 and 2014, we did not have any outstanding borrowings from the FHLBB.

Early Extinguishment of Long-Term Debt
November 2014
On November 3, 2014, we announced the redemption for cash of the entire $495.6 million aggregate principal amount outstanding of our 6.50% senior notes due 2018. The redemption of these notes occurred on December 3, 2014 (the “December Redemption Date”) at a redemption price that included a make-whole premium, plus interest accrued and unpaid at the December Redemption Date. We financed the redemption by issuing $750 million of 3.5% senior notes due 2024 (the “November 2014 Senior Notes”). As a result of the redemption, in the fourth quarter of 2014, we recorded a loss on the early extinguishment of long-term debt of $58.1 million ($89.3 million pretax).

In April 2014, we entered into an interest rate swap with a notional value of $250 million. We designated this swap as a cash flow hedge against interest rate exposure related to the forecasted future issuance of fixed-rate debt to be primarily used to refinance long-term debt maturing in 2018. In November 2014, prior to issuing the November 2014 Senior Notes used to refinance our 6.50% senior notes due 2018 and for general corporate purposes, we terminated this swap and paid an aggregate of $15.2 million to the swap counterparty upon termination. We performed a final effectiveness test upon termination of this swap and determined there was $3 million pretax of ineffectiveness that arose due to the actual debt issuance date being earlier than forecasted. The ineffectiveness was recorded as a realized capital loss in the fourth quarter of 2014. The effective portion of the hedge loss of $12 million pretax was recorded in accumulated other comprehensive loss, net of tax, and is being amortized as an increase to interest expense over the first 20 semi-annual interest payments of the November 2014 Senior Notes.

March 2014
On February 7, 2014, we announced the redemption for cash of the entire $750 million aggregate principal amount outstanding of our 6.0% senior notes due 2016. The redemption of these notes occurred on March 14, 2014 (the “March Redemption Date”) at a redemption price that included a make-whole premium, plus interest accrued and unpaid at the March Redemption Date. We financed the redemption by issuing $375 million of 2.2% senior notes due 2019 and $375 million of 4.75% senior notes due 2044 (collectively, the “March 2014 Senior Notes”), together with other available resources. As a result of the redemption, in the first quarter of 2014, we recorded a loss on the early extinguishment of long-term debt of $59.7 million ($91.9 million pretax).

During June and July 2012, we entered into two interest rate swaps with an aggregate notional value of $375 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt to refinance our 6.0% senior notes due 2016. In March 2014, prior to issuing the March 2014 Senior Notes used to refinance our 6.0% senior notes due 2016, we terminated these swaps and received an aggregate of $34.2 million from the swap counterparties upon termination. We performed a final effectiveness test upon termination of these swaps and determined there was $12 million pretax of ineffectiveness that arose due to the actual debt issuance date being earlier than forecasted. The ineffectiveness was recorded as a realized capital gain in the first quarter of 2014. The effective portion of the hedge gain of $22 million pretax was recorded in accumulated other comprehensive loss, net of tax, and is being amortized as a reduction to interest expense over the first 20 semi-annual interest payments associated with the $375 million of 4.75% senior notes due 2044.

Cash Flow Hedges
In 2015 and 2016, we entered into various interest rate swaps and treasury rate locks with an aggregate notional value of $3.5 billion. We designated these swaps and treasury rate locks as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt to be primarily used to finance a portion of the purchase price of the Proposed Acquisition. At December 31, 2015, the swaps had an immaterial pretax fair value loss, which was reflected net of tax in accumulated other comprehensive loss within shareholders’ equity.

In March 2014, we entered into two interest rate swaps with an aggregate notional value of $500 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt to be primarily used to refinance long-term debt maturing in 2017. On September 30, 2015, we modified the timing of the forecasted future issuance of fixed-rate debt in conjunction with the expected timing of the financing of the Proposed Acquisition and, as a result, we de-designated these swaps and re-designated them as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt. The effective portion of the hedge loss of $73 million pretax remains in accumulated other comprehensive loss, net of tax, and will be amortized as an increase to interest expense over the first 20 semi-annual interest payments related to the fixed-rate debt. There was no material ineffectiveness as a result of the effectiveness test completed upon de-designation. At December 31, 2015, the re-designated swaps had a pretax fair value gain of $4 million, which was reflected net of tax in accumulated other comprehensive loss within shareholders’ equity.

Revolving Credit Facility
On March 27, 2012, we entered into an unsecured $1.5 billion five-year revolving credit agreement (the “Credit Agreement”) with several financial institutions. On September 24, 2012, in connection with the acquisition of Coventry, we entered into a First Amendment (the “First Amendment”) to the Credit Agreement and also entered into an Incremental Commitment Agreement (the “Incremental Commitment Agreement”). On March 2, 2015, we entered into a Second Amendment to the Credit Agreement (the “Second Amendment”). On July 30, 2015, in connection with the Proposed Acquisition, we entered into a Third Amendment (the “Third Amendment,” and together with the First Amendment, the Incremental Commitment Agreement, the Second Amendment and the Credit Agreement, resulting in the “Facility”). The Facility is an unsecured $2.0 billion revolving credit agreement. The Third Amendment permits us to increase the commitments available under the Facility from $2.0 billion to $3.0 billion upon our request and the satisfaction of certain conditions, including the completion of the transactions contemplated by the Merger Agreement and the termination of Humana’s existing credit agreement dated as of July 9, 2013 (“Humana’s Existing Credit Agreement”). The Third Amendment also modified the calculation of total debt for the purposes of determining compliance prior to the Closing Date (as defined below) with certain covenants to exclude debt incurred by us to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith so long as either (A) the net proceeds of such debt are set aside to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith or (B) such debt is subject to mandatory redemption in the event that the Merger Agreement is terminated or expires.

In addition, upon our agreement with one or more financial institutions, we may expand the commitments under the Facility by an additional $500 million. The Facility also provides for the issuance of up to $200 million of letters of credit at our request, which count as usage of the available commitments under the Facility. In each of 2013, 2014 and 2015, we extended the maturity date of the Facility by one year. The maturity date of the Facility is March 27, 2020.

Various interest rate options are available under the Facility.  Any revolving borrowings mature on the termination date of the Facility.  We pay facility fees on the Facility ranging from .050% to .150% per annum, depending upon our long-term senior unsecured debt rating.  The facility fee was .100% at December 31, 2015.  The Facility contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below 50%.  For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Facility). We met this requirement at December 31, 2015.  There were no amounts outstanding under the Facility at any time during the year ended December 31, 2015 or 2014.

Bridge Credit Agreement
On July 30, 2015, we entered into a 364-day senior unsecured bridge credit agreement (the “Bridge Credit Agreement”) with a group of fifteen lenders. Under the Bridge Credit Agreement, we may borrow on an unsecured basis an aggregate principal amount of up to $13.0 billion, to the extent that we have not received $13.0 billion of net cash proceeds from issuing senior notes or from certain other transactions on or prior to the closing date of the Proposed Acquisition (the “Closing Date”). Any proceeds of the Bridge Credit Agreement are required to be used to fund the Proposed Acquisition and to pay fees and expenses in connection with the Proposed Acquisition. The lenders' undrawn commitments under the Bridge Credit Agreement will be automatically and permanently reduced in an amount equal to, and we also will be required to make prepayments of any outstanding loans under the Bridge Credit Agreement with, the (i) net cash proceeds from the issuance of debt of Aetna or any of its subsidiaries, (ii) net cash proceeds from the issuance of equity of Aetna and (iii) net cash proceeds in excess of $300 million we receive from non-ordinary course asset sales, in each case subject to certain exceptions. The lenders’ obligation to fund the loans under the Bridge Credit Agreement is subject to the satisfaction of certain conditions, including the completion of the transactions contemplated by the Merger Agreement, the termination of Humana’s Existing Credit Agreement and our having used commercially reasonable efforts to issue senior notes to provide funds to pay for the cash portion of the consideration payable under the Merger Agreement, to pay Aetna’s fees and expenses related to the Proposed Acquisition and/or to refinance any loans made under the Bridge Credit Agreement. Any borrowings under the Bridge Credit Agreement mature 364 days after the Closing Date. The Bridge Credit Agreement contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below 50%. For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Bridge Credit Agreement). For the purposes of determining compliance prior to the Closing Date with certain covenants, total debt also excludes debt incurred by us to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith so long as either (A) the net proceeds of such debt are set aside to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith or (B) such debt is subject to mandatory redemption in the event that the Merger Agreement is terminated or expires. The Bridge Credit Agreement also contains a covenant limiting “Restricted Payments” (as defined in the Bridge Credit Agreement) by Aetna, subject to certain exceptions and baskets, including an exception permitting the payment of regular cash dividends.

Amounts outstanding under the Bridge Credit Agreement will bear interest, at our option, either (a) at the London Interbank Offered Rate (“LIBOR”); or (b) at the base rate (defined as the highest of (i) the prime rate, (ii) the federal funds effective rate plus 0.50% per annum and (iii) LIBOR for an interest period of one month plus 1.00% per annum), plus, in each case, the applicable LIBOR margin or base rate margin depending upon the ratings of our long-term senior unsecured debt. The minimum and maximum LIBOR margins are 0.75% and 1.25% per annum, respectively, and the minimum and maximum base rate margins are 0% and 0.25% per annum, respectively, provided, however, that the applicable margins will increase by 0.25% per annum on the 90th day following the Closing Date and by an additional 0.25% per annum each 90th day thereafter while loans remain outstanding under the Bridge Credit Agreement. We will also pay to each lender on each of the following dates a duration fee equal to the following applicable percentages of the aggregate principal amount of such lender's loans outstanding under the Bridge Credit Agreement on such date: (i) 90 days after the Closing Date, 0.50%; (ii) 180 days after the Closing Date, 0.75%; and (iii) 270 days after the Closing Date, 1.00%. We will also pay the lenders certain other fees. There were no amounts outstanding under the Bridge Credit Agreement during 2015.

Term Loan Agreement
On July 30, 2015, we entered into a senior three-year term loan credit agreement (the “Term Loan Agreement”) with a group of seventeen lenders. Under the Term Loan Agreement, we may borrow on an unsecured basis an aggregate principal amount of up to $3.2 billion. Any proceeds of the Term Loan Agreement are required to be used to fund the Proposed Acquisition and to pay fees and expenses in connection with the Proposed Acquisition. The lenders’ obligation to fund the loans under the Term Loan Agreement is subject to the satisfaction of certain conditions, including the completion of the transactions contemplated by the Merger Agreement and the termination of Humana’s Existing Credit Agreement. Any borrowings under the Term Loan Agreement mature three years after the Closing Date. The Term Loan Agreement contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below 50%. For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Term Loan Agreement). For the purposes of determining compliance prior to the Closing Date with certain covenants, total debt also excludes debt incurred by us to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith so long as either (A) the net proceeds of such debt are set aside to finance the Proposed Acquisition, the other financing transactions related to the Proposed Acquisition and/or the payment of fees and expenses incurred in connection therewith or (B) such debt is subject to mandatory redemption in the event that the Merger Agreement is terminated or expires. The Term Loan Agreement also contains a covenant limiting “Restricted Payments” (as defined in the Term Loan Agreement) by Aetna, subject to certain exceptions and baskets, including an exception permitting the payment of regular cash dividends.

Amounts outstanding under the Term Loan Agreement will bear interest, at our option, either (a) at LIBOR; or (b) at the base rate (defined as the highest of (i) the prime rate, (ii) the federal funds effective rate plus 0.50% per annum and (iii) LIBOR for an interest period of one month plus 1.00% per annum), plus, in each case, the applicable LIBOR margin or base rate margin depending upon the ratings of our long-term senior unsecured debt. The minimum and maximum LIBOR margins are 0.75% and 1.50% per annum, respectively, and the minimum and maximum base rate margins are 0.0% and 0.50% per annum, respectively. We will also pay the lenders certain other fees. There were no amounts outstanding under the Term Loan Agreement during 2015.